Financial Instruments - Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	$ 3,555	$ 13,409	$ 486
Income tax related to amounts reclassified into consolidated statement of income	425	(1,947)	(577)
Total	3,980	11,462	91
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	4,237	12,695	66
Foreign exchange gain/(loss), net [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	(222)	543	(2)
Finance expense [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	$ (460)	$ 171	$ 422